Share-Based Compensation and Equity - Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	6 years	5 years	6 years
Weighted-average volatility	31.00%	31.00%	38.00%
Risk free interest rate, Minimum	1.50%	1.47%	1.08%
Risk free interest rate, Maximum	1.50%	1.66%	1.27%
Dividends, per share, cash paid	$ 1.15	$ 1.15	$ 1.15
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	3.12%	3.59%	3.23%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	3.12%	3.59%	3.59%